Consolidated Statement of change in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock to be Issued [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 88,573	$ 1,405,454	$ 70,000	$ (3,637,166)	$ (2,073,139)
Balance, shares at Dec. 31, 2023	88,572,767		46,667
Net loss				(130,397)	(130,397)
Balance at Mar. 31, 2024	$ 88,573	1,405,454	$ 70,000	(3,767,563)	(2,203,536)
Balance, shares at Mar. 31, 2024	88,572,767		46,667
Balance at Dec. 31, 2024	$ 94,573	3,679,454	$ 70,000	(6,953,358)	(3,109,331)
Balance, shares at Dec. 31, 2024	94,572,767		46,667
Net loss				(526,819)	(526,819)
Balance at Mar. 31, 2025	$ 94,573	$ 3,679,454	$ 70,000	$ (7,480,177)	$ (3,636,150)
Balance, shares at Mar. 31, 2025	94,572,767		46,667